Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
SEGMENT INFORMATION [Abstract]
Segment Operating Information by Segment

Year Ended December 31, 2014

(in thousands)

	Online Game	Platform Channel	Others	Eliminations and adjustments	Consolidated
Revenues(1):
Online game	647,719	4,289	—	—	652,008
Online advertising	—	67,403	—	(8,440)	58,963
IVAS	—	22,357	—	—	22,357
Others	—	—	44,683	(22,745)	21,938

Total revenues	647,719	94,049	44,683	(31,185)	755,266
Cost of revenues:
Online game	138,483	3,084	—	925	142,492
Online advertising	—	15,412	—	(667)	14,745
IVAS	—	22,983	—	—	22,983
Others	—	—	21,490	—	21,490
SBC (2) in cost of revenues	57	95	—	—	152

Total cost of revenues	138,540	41,574	21,490	258	201,862

Gross profit	509,179	52,475	23,193	(31,443)	553,404
Operating expenses:
Product development	148,310	44,734	—	—	193,044
Sales and marketing	77,526	191,072	4,047	(31,443)	241,202
General and administrative	80,836	21,574	2,253	—	104,663
Goodwill impairment and impairment of acquired intangibles as part of acquisition of a business	3,225	49,057	—	—	52,282
SBC (2) in operating expenses	3,879	83	—	—	3,962

Total operating expenses	313,776	306,520	6,300	(31,443)	595,153

Operating profit (loss)	195,403	(254,045)	16,893	—	(41,749)
Interest income	25,939	135	17	—	26,091
Foreign currency exchange loss	(458)	(210)	—	—	(668)
Interest expense	(6,452)	—	—	—	(6,452)
Other income (expense)	5,494	(1,591)	209	—	4,112

Income (loss) before income tax expense	219,926	(255,711)	17,119	—	(18,666)
Income tax expense (credit)	4,171	(3,992)	2,314	—	2,493

Net income (loss)	215,755	(251,719)	14,805	—	(21,159)
Less: Net income attributable to the mezzanine classified non-controlling interest	—	—	—	—	—
Less: Net loss attributable to the non-controlling interest	—	(17,778)	—	—	(17,778)

Net income (loss) attributable to Changyou.com Limited	215,755	(233,941)	14,805	—	(3,381)

Year Ended December 31, 2013

(in thousands)

	Online Game	Platform Channel	Others	Eliminations and adjustments	Consolidated
Revenues(1):
Online game	669,168	—	—	—	669,168
Online advertising	—	54,882	—	(4,884)	49,998
IVAS	—	5,402	—	—	5,402
Others	—	—	25,031	(11,724)	13,307

Total revenues	669,168	60,284	25,031	(16,608)	737,875
Cost of revenues:
Online game	93,048	—	—	187	93,235
Online advertising	—	13,797	—	—	13,797
IVAS	—	1,860	—	(74)	1,786
Others	—	—	17,518	—	17,518
SBC (2) in cost of revenues	71	30	—	—	101

Total cost of revenues	93,119	15,687	17,518	113	126,437

Gross profit (loss)	576,049	44,597	7,513	(16,721)	611,438
Operating expenses:
Product development	109,964	9,470	—	—	119,434
Sales and marketing	79,922	57,252	7,143	(15,561)	128,756
General and administrative	52,622	3,375	570	—	56,567
Goodwill impairment and impairment of acquired intangibles as part of acquisition of a business	—	—	—	—	—
SBC (2) in operating expenses	1,129	44	—	—	1,173

Total operating expenses	243,637	70,141	7,713	(15,561)	305,930

Operating profit (loss)	332,412	(25,544)	(200)	(1,160)	305,508
Interest income	28,419	23	13	—	28,455
Foreign currency exchange loss	(5,935)	—	(1)	—	(5,936)
Interest expense	(8,835)	—	—	—	(8,835)
Other income (expense)	3,669	(169)	113	—	3,613

Income (loss) before income tax expense	349,730	(25,690)	(75)	(1,160)	322,805
Income tax expense (credit)	35,988	(15)	410	—	36,383

Net income (loss)	313,742	(25,675)	(485)	(1,160)	286,422
Less: Net income attributable to the mezzanine classified non-controlling interest	17,780	—	—	—	17,780

Net income (loss) attributable to Changyou.com Limited	295,962	(25,675)	(485)	(1,160)	268,642

Year Ended December 31, 2012

(in thousands)

	Online Game	Platform Channel	Others	Eliminations and adjustments	Consolidated
Revenues(1):
Online game	570,533	—	—	(187)	570,346
Online advertising	—	45,727	—	(3,202)	42,525
IVAS	—	4,307	—	—	4,307
Others	—	—	6,251	—	6,251

Total revenues	570,533	50,034	6,251	(3,389)	623,429
Cost of revenues:
Online game	76,193	—	—	—	76,193
Online advertising	—	6,468	—	—	6,468
IVAS	—	1,696	—	(187)	1,509
Others	—	—	20,046	—	20,046
SBC (2) in cost of revenues	239	67	—	—	306

Total cost of revenues	76,432	8,231	20,046	(187)	104,522

Gross profit (loss)	494,101	41,803	(13,795)	(3,202)	518,907
Operating expenses:
Product development	70,386	1,378	137	—	71,901
Sales and marketing	51,584	6,629	5,302	(3,202)	60,313
General and administrative	30,013	995	1,323	—	32,331
Goodwill impairment and impairment of acquired intangibles as part of acquisition of a business	1,670	—	1,236	—	2,906
SBC (2) in operating expenses	3,258	105	—	—	3,363

Total operating expenses	156,911	9,107	7,998	(3,202)	170,814

Operating profit (loss)	337,190	32,696	(21,793)	—	348,093
Interest income	15,855	11	16	—	15,882
Foreign currency exchange loss	(558)	—	—	—	(558)
Interest expense	(2,243)	—	—	—	(2,243)
Other expense	(51)	—	(122)	—	(173)

Income (loss) before income tax expense	350,193	32,707	(21,899)	—	361,001
Income tax expense (credit)	67,748	—	(343)	—	67,405

Net income (loss)	282,445	32,707	(21,556)	—	293,596
Less: Net income attributable to the mezzanine classified non-controlling interest	11,196	—	—	—	11,196

Net income (loss) attributable to Changyou.com Limited	271,249	32,707	(21,556)	—	282,400

Note (1):	The intercompany elimination for segment revenues mainly consists of sales and marketing services provided by the Platform Channel Business and the Others business to the Online Game Business.
Note (2):	“SBC” stands for share-based compensation expense.